Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Supplementry Financial Statement Information [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]
Ordinary shares, shares authorized	[1]	150,000,000	15,000,000
Ordinary shares, shares issued	[1]	715,852	231,280
Ordinary shares, shares outstanding	[1]	715,852	231,280
Preferred Shares, par value
Preferred Shares, shares authorized		25,000	0
Preferred Shares, shares issued		5,008	0
Preferred Shares, shares outstanding		5,008	0

[1]	Post reverse split, see Note 11A.